Long Term Notes Payable: Schedule of Maturities Of Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Maturities Of Long Term Debt

Future scheduled maturities of these notes payable are as follows for the years ended December 31.

2013	$-
2014	112,500
2015	175,000
2016	62,500
$350,000
Less: Unamortized Discount	(4,093)
Total	$345,907